ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Payables and Accruals [Abstract]
Payroll and welfare payable	¥ 80,490	$ 11,707	¥ 78,263
Taxes payable	6,778	986	8,995
Interest payable	1,605	233	1,608
Accrued other operating expenses	54,223	7,886	41,553
Accrual for purchase of property and equipment	8,298	1,207	9,241
Payable for acquisition consideration			25,626
Others	8,488	1,235	5,813
Accounts Payable and Accrued Liabilities, Current	¥ 159,882	$ 23,254	¥ 171,099